Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,632,427,074.24
Previously Paid Amount	0
Total Fee Amount	225,438.18
Total Offset Amount	$ 0
Narrative Disclosure

(2)
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the Company's ordinary shares, no par value. The maximum aggregate offering price of that offering is $1,632,427,074.24.

Net Fee	$ 225,438.18
Narrative - Max Aggregate Offering Price	$ 1,632,427,074.24
Final Prospectus	true